Contingencies and Commitements (Details) - Schedule of License Agreements - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Less than one year [Member]
Contingencies and Commitements (Details) - Schedule of License Agreements [Line Items]
Maturity lease	$ 2,090,929	$ 646,048
Later than one year but not more than 5 years [Member]
Contingencies and Commitements (Details) - Schedule of License Agreements [Line Items]
Maturity lease	$ 5,810,072